Tekla World Healthcare Fund

SCHEDULE OF INVESTMENTS

June 30, 2020

(Unaudited, continued)

PRINCIPAL AMOUNT		VALUE
	CONVERTIBLE AND NON-CONVERTIBLE NOTES - 19.8% of Net Assets
	Convertible Notes (Restricted) (a) – 0.1%
	United States – 0.1%
$739,707	Rainier Therapeutics, Inc. Promissory Notes, 8.00% due 12/31/20	$363,366
	TOTAL CONVERTIBLE NOTES	363,366
	Non-Convertible Notes – 19.7%
	France – 0.7%
2,600,000	Sanofi, 3.63% due 06/19/28	3,056,567

	Ireland – 0.7%
516,000	Endo Dac/Endo Finance LLC/Endo Finco, Inc., 9.50% due 07/31/27 (b)	545,773
789,000	Endo Dac/Endo Finance LLC/Endo Finco, Inc., 6.00% due 06/30/28 (b)	508,905
1,500,000	Shire Acquisitions Investments Ireland DAC, 3.20% due 09/23/26	1,664,377
		2,719,055
	United Kingdom – 1.3%
5,000,000	AstraZeneca plc, 3.38% due 11/16/25	5,620,985

	United States – 17.0%
3,200,000	AbbVie, Inc., 4.50% due 05/14/35	3,854,761
1,400,000	Allergan Sales LLC, 5.00% due 12/15/21 (b)	1,459,228
2,000,000	Amgen, Inc., 3.63% due 05/22/24	2,193,258
831,000	Baxalta, Inc., 4.00% due 06/23/25	941,888
1,200,000	Becton, Dickinson and Co., 3.73% due 12/15/24	1,323,772
560,000	Biogen, Inc., 3.63% due 09/15/22	594,974
1,400,000	Bristol-Myers Squibb Co., 3.40% due 07/26/29 (b)	1,631,008
2,785,000	Cigna Corp., 3.50% due 06/15/24 (b)	3,042,020
1,400,000	CVS Health Corp., 3.70% due 03/09/23	1,503,508
1,500,000	DaVita, Inc., 5.00% due 05/01/25	1,533,750
4,000,000	EMD Finance LLC, 3.25% due 03/19/25 (b)	4,360,495
795,000	Encompass Health Corp., 5.75% due 11/01/24	795,000
2,000,000	GlaxoSmithKline Capital, Inc., 2.80% due 03/18/23	2,117,821
1,400,000	GlaxoSmithKline Capital plc, 3.00% due 06/01/24	1,514,276
1,000,000	GlaxoSmithKline Capital plc, 3.38% due 06/01/29	1,149,947
1,000,000	HCA, Inc., 5.88% due 05/01/23	1,081,250
1,250,000	HCA, Inc., 5.38% due 02/01/25	1,339,063
600,000	HCA, Inc., 5.25% due 04/15/25	688,118
2,630,000	Healthpeak Properties, Inc., 4.20% due 03/01/24	2,865,916
4,300,000	Johnson & Johnson, 2.45% due 03/01/26	4,699,095
1,400,000	Johnson & Johnson, 2.90% due 01/15/28	1,573,813
1,400,000	Laboratory Corporation of America Holdings, 3.60% due 02/01/25	1,544,580
4,000,000	Mallinckrodt International Finance S.A./Mallinckrodt CB LLC, 5.50% due 04/15/25 (b)	660,000
1,200,000	McKesson Corp., 3.80% due 03/15/24	1,316,232
1,675,000	Medtronic, Inc., 4.38% due 03/15/35	2,188,495
1,400,000	Merck & Co., Inc., 2.80% due 05/18/23	1,491,756
1,463,000	Merck & Co., Inc., 2.75% due 02/10/25	1,588,667
2,115,000	Novartis Capital Corp., 3.40% due 05/06/24	2,325,652

The accompanying notes are an integral part of this schedule of investments.

Tekla World Healthcare Fund

SCHEDULE OF INVESTMENTS

June 30, 2020

(Unaudited, continued)

PRINCIPAL AMOUNT		VALUE
	United States – continued
$193,000	Par Pharmaceutical, Inc., 7.50% due 04/01/27 (b)	$198,057
5,300,000	Pfizer, Inc., 3.45% due 03/15/29	6,193,004
1,750,000	Senior Housing Properties Trust, 4.75% due 05/01/24	1,573,904
1,500,000	Tenet Healthcare Corp., 6.75% due 06/15/23	1,488,750
1,400,000	Thermo Fisher Scientific, Inc., 3.20% due 08/15/27	1,561,339
1,400,000	UnitedHealth Group, Inc., 2.88% due 12/15/21	1,451,667
2,560,000	UnitedHealth Group, Inc., 3.88% due 12/15/28	3,064,435
5,000,000	Zimmer Biomet Holdings, Inc., 4.25% due 08/15/35	5,340,104
		72,249,603
	TOTAL NON-CONVERTIBLE NOTES	83,646,210
	TOTAL CONVERTIBLE AND NON-CONVERTIBLE NOTES (Cost $80,512,675)	84,009,576

SHARES		VALUE
	CONVERTIBLE PREFERRED AND WARRANTS (Restricted)(a) (c) - 1.4% of Net Assets
	France – 0.4%
79,171	Dynacure Series C	$1,887,489
52,781	Dynacure Series C Warrants (expiration 04/21/25, exercise price $23.05)	0
		1,887,489
	Switzerland – 0.3%
151,333	Oculis SA, Series B2, 6.00%	1,329,884
	United States – 0.7%
569,453	Decipher Biosciences, Inc. Series II, 8.00%	1,236,282
566,122	Decipher Biosciences, Inc. Series III, 8.00%	1,229,051
43,781	Decipher Biosciences, Inc. Series IV, 8.00%	95,048
87,650	IO Light Holdings, Inc. Series A2	337,514
1,307,690	Rainier Therapeutics, Inc. Series A, 6.00%	131
757,575	Rainier Therapeutics, Inc. Series B, 6.00%	76
		2,898,102
	TOTAL CONVERTIBLE PREFERRED AND WARRANTS (Cost $8,183,358)	6,115,475

SHARES		VALUE
	COMMON STOCKS AND WARRANTS - 101.0% of Net Assets
	Australia – 1.0%
21,982	CSL Ltd.	$4,353,727

	Denmark – 2.6%
4,825	Genmab A/S (c)	1,615,002
19,390	MorphoSys AG (c) (d)	614,081
134,005	Novo Nordisk A/S (d)	8,774,648
		11,003,731
	France – 1.9%
62,710	Cellectis S.A. (c) (d)	1,116,238
137,734	Innate Pharma S.A. (c)	858,056
119,601	Sanofi (d)	6,105,631
		8,079,925

The accompanying notes are an integral part of this schedule of investments.

Tekla World Healthcare Fund

SCHEDULE OF INVESTMENTS

June 30, 2020

(Unaudited, continued)

SHARES		VALUE
	Germany – 2.3%
131,684	Bayer AG	$9,733,428

	Ireland – 3.6%
138,511	Avadel Pharmaceuticals plc (c) (d)	1,119,169
36,963	Endo International plc (c)	126,783
32,980	Mallinckrodt plc (c)	88,386
129,608	Medtronic plc	11,885,054
15,882	Perrigo Co. plc	877,798
6,558	STERIS plc	1,006,260
		15,103,450
	Israel – 0.4%
141,381	Teva Pharmaceutical Industries Ltd. (c) (d)	1,743,228
	Japan – 5.3%
88,837	Astellas Pharma Inc.	1,480,548
51,225	Chugai Pharmaceuticals Co., Ltd.	2,735,005
36,050	Daiichi Sankyo Co., Ltd.	2,940,091
13,660	Eisai Co., Ltd.	1,081,161
19,364	Hoya Corp.	1,840,006
57,880	Olympus Corp.	1,112,572
22,660	Ono Pharmaceutical Co., Ltd.	658,341
41,616	Otsuka Holdings Co., Ltd.	1,811,100
15,413	Shionogi & Co., Ltd	963,535
112,512	Sosei Group Corp. (c)	1,806,861
7,430	Sysmex Corp.	566,325
210,146	Takeda Pharmaceutic (c) (d)	3,767,918
19,200	Takeda Pharmaceuticals Co., Ltd.	684,247
34,576	Terumo Corp.	1,306,827
		22,754,537
	Netherlands – 0.9%
55,796	Koninklijke Philips N.V.	2,613,485
64,782	Mylan N.V. (c)	1,041,694
		3,655,179
	Spain – 0.2%
47,373	Grifols, S.A. (d)	864,084

	Switzerland – 9.1%
36,686	Alcon Inc. (c)	2,102,842
5,773	Lonza Group AG	3,047,817
171,008	Novartis AG (d) (e)	14,935,839
431,963	Roche Holding AG (d)	18,738,555
		38,825,053
	United Kingdom – 6.4%
234,798	AstraZeneca plc (d) (e)	12,418,466
220,263	GlaxoSmithKline plc (d) (e)	8,984,528
23,569	Hikma Pharmaceuticals plc	648,337
99,560	Smith & Nephew plc (d)	3,795,227
1,282,978	Verona Pharma plc (c)	794,869

  The accompanying notes are an integral part of this schedule of investments.

Tekla World Healthcare Fund

SCHEDULE OF INVESTMENTS

June 30, 2020

(Unaudited, continued)

SHARES		VALUE
	United Kingdom – continued
146,844	Verona Pharma plc (c) (d)	$685,761
513,192	Verona Pharma plc Warrants (expiration 04/27/22, exercise price $2.37) (a) (c)	23,465
		27,350,653
	United States – 67.2%
118,853	Abbott Laboratories (e)	10,866,730
115,021	AbbVie, Inc. (e)	11,292,762
3,582	ABIOMED, Inc. (c)	865,268
27,050	Acadia Healthcare Co., Inc. (c)	679,496
12,900	Agilent Technologies, Inc.	1,139,973
16,828	Alexion Pharmaceuticals, Inc. (c)	1,888,775
3,039	Align Technology, Inc. (c)	834,023
18,228	AmerisourceBergen Corp.	1,836,836
37,228	Amgen, Inc.	8,780,596
8,290	Anthem, Inc.	2,180,104
318,362	Ardelyx, Inc. (c)	2,203,065
62,815	Atreca, Inc. (c)	1,336,703
118,412	Bausch Health Cos., Inc. (c)	2,165,755
23,720	Baxter International, Inc. (e)	2,042,292
16,777	Becton, Dickinson and Co. (e)	4,014,233
11,895	Biogen, Inc. (c)	3,182,507
133,104	Boston Scientific Corp. (c) (e)	4,673,281
208,606	Bristol-Myers Squibb Co. (e)	12,266,033
71,400	Bristol-Myers Squibb Co., CVR 03/31/21 (c) (f)	255,612
7,053	Celldex Therapeutics, Inc. (c)	91,689
77,906	Centene Corp. (c) (e)	4,950,926
22,900	Cerner Corp.	1,569,795
21,453	Cigna Corp.	4,025,655
8,700	Community Health Systems, Inc. (c)	26,187
14,900	Community Healthcare Trust Inc.	609,410
150,714	CVS Health Corp. (e)	9,791,889
39,953	Danaher Corp.	7,064,889
26,027	DENTSPLY Sirona, Inc.	1,146,750
1,615	DexCom, Inc. (c)	654,721
63,841	Diversified Healthcare Trust REIT	282,496
46,128	Edwards Lifesciences Corp. (c) (e)	3,187,906
45,184	Eli Lilly & Co.	7,418,309
4,325	Five Star Senior Living, Inc. (c)	16,867
187,532	Galera Therapeutics, Inc. (c)	1,338,978
77,561	Gilead Sciences, Inc.	5,967,543
143,229	Global Medical REIT Inc.	1,622,785
20,245	HCA Healthcare, Inc.	1,964,980
92,654	Healthcare Realty Trust Inc.	2,713,836
56,913	Healthcare Trust of America, Inc.	1,509,333
83,601	Healthpeak Properties, Inc.	2,304,044
4,217	Hologic, Inc. (c)	240,369
16,282	Humana, Inc. (e)	6,313,345
5,643	IDEXX Laboratories, Inc. (c)	1,863,093
8,908	Illumina, Inc. (c)	3,299,078

  The accompanying notes are an integral part of this schedule of investments.

Tekla World Healthcare Fund

SCHEDULE OF INVESTMENTS

June 30, 2020

(Unaudited, continued)

SHARES		VALUE
	United States – continued
11,108	Incyte Corp. (c)	$1,154,899
6,885	Intuitive Surgical, Inc. (c)	3,923,280
20,579	IQVIA Holdings, Inc. (c)	2,919,749
217,119	Johnson & Johnson (e)	30,533,445
10,516	Laboratory Corporation of America Holdings (c)	1,746,813
46,903	LTC Properties, Inc.	1,766,836
22,868	McKesson Corp. (e)	3,508,409
145,186	Medical Properties Trust, Inc.	2,729,497
210,968	Merck & Co., Inc. (e)	16,314,155
1,900	Mettler-Toledo International, Inc. (c)	1,530,545
6,136	Molina Healthcare, Inc. (c)	1,092,085
4,442	National Health Investors, Inc.	269,718
1,002	Nektar Therapeutics (c)	23,206
96,025	New Senior Investment Group Inc.	347,610
10,650	Novavax, Inc. (c)	887,677
71,075	Omega Healthcare Investors, Inc.	2,113,060
9,645	PerkinElmer, Inc.	946,078
351,231	Pfizer, Inc. (e)	11,485,254
168,741	Physicians Realty Trust	2,956,342
1,201	Quest Diagnostics, Inc. (e)	136,866
23,725	Quorum Health Corp. (a) (c)	0
7,604	Regeneron Pharmaceuticals, Inc. (c) (e)	4,742,235
90,781	Sabra Health Care REIT, Inc.	1,309,970
34,095	Stryker Corp. (e)	6,143,578
4,697	Teleflex, Inc.	1,709,614
21,871	Thermo Fisher Scientific, Inc.	7,924,738
61,116	UnitedHealth Group, Inc.	18,026,164
8,183	Universal Health Realty Income Trust	650,467
51,692	Ventas, Inc.	1,892,961
21,215	Vertex Pharmaceuticals, Inc. (c) (e)	6,158,927
7,300	Waters Corp. (c)	1,316,920
41,484	Welltower, Inc.	2,146,797
19,615	Zimmer Biomet Holdings, Inc.	2,341,246
18,783	Zoetis, Inc.	2,574,022
		285,802,080
	TOTAL COMMON STOCKS AND WARRANTS (Cost $425,014,137)	429,269,075

  The accompanying notes are an integral part of this schedule of investments.

Tekla World Healthcare Fund

SCHEDULE OF INVESTMENTS

June 30, 2020

(Unaudited, continued)

PRINCIPAL AMOUNT
	SHORT-TERM INVESTMENT - 4.2% of Net Assets
$17,682,000	Repurchase Agreement, Fixed Income Clearing Corp., repurchase value $17,682,000, 0.00%, dated 06/30/20, due 07/01/20 (collateralized by U.S. Treasury Notes 0.63% due 04/15/23, market value $18,035,673)	17,682,000

	TOTAL SHORT-TERM INVESTMENT (Cost $17,682,000)	17,682,000

NUMBER OF CONTRACTS (100 SHARES EACH)/ NOTIONAL AMOUNT($)		VALUE
	OPTION CONTRACTS WRITTEN - (0.0)% of Net Assets
	Call Option Contracts Written - 0.0%
75 /(705,000)	Abbott Laboratories Jul20 94 Call	$(12,000)
347 /(1,995,250)	AstraZeneca plc Jul20 57.5 Call	(12,145)
65 /(253,500)	Boston Scientific Corp. Jul20 39 Call	(780)
102 /(622,200)	Bristol-Myers Squibb Co. Jul20 61 Call	(6,120)
76 /(509,200)	Centene Corp. Jul20 67 Call	(4,940)
148 /(1,006,400)	CVS Health Corp. Jul20 68 Call	(9,620)
44 /(330,000)	Edwards Lifesciences Corp. Jul20 75 Call	(1,320)
321 /(1,348,200)	GlaxoSmithKline plc Jul20 42 Call	(9,630)
11 /(440,000)	Humana, Inc. Jul20 400 Call	(6,710)
320 /(4,672,000)	Johnson & Johnson Jul20 146 Call	(32,320)
22 /(352,000)	McKesson Corp. Jul20 160 Call	(3,520)
110 /(1,061,500)	Medtronic plc Jul20 96.5 Call	(6,380)
207 /(1,656,000)	Merck & Co., Inc. Jul20 80 Call	(14,490)
47 /(434,750)	Novartis AG Jul20 92.5 Call	(705)
635 /(2,159,000)	Pfizer, Inc. Jul20 34 Call	(24,765)
7 /(455,000)	Regeneron Pharmaceuticals, Inc. Jul20 650 Call	(5,110)
13 /(253,500)	Stryker Corp. Jul20 195 Call	(1,690)
20 /(610,000)	Vertex Pharmaceuticals, Inc. Jul20 305 Call	(4,200)
	Total Call Option Contracts Written (Premiums received $283,193)	(156,445)
	Put Option Contracts Written - 0.0%
301 /(2,754,150)	AbbVie, Inc. Jul20 91.5 Put	(20,769)
138 /(1,104,000)	Baxter International, Inc. Jul20 80 Put	(6,210)
50 /(1,100,000)	Becton, Dickinson and Co. Jul20 220 Put	(8,650)
20 /(840,000)	Bio-Rad Laboratories, Inc. Jul20 420 Put	(7,300)
83 /(830,000)	Quest Diagnostics, Inc. Jul20 100 Put	(3,320)
	Total Put Option Contracts Written (Premiums received $116,327)	(46,249)
	TOTAL OPTION CONTRACTS WRITTEN (Premiums received $399,520)	(202,694)

      The accompanying notes are an integral part of this schedule of investments.

Tekla World Healthcare Fund

SCHEDULE OF INVESTMENTS

June 30, 2020

(Unaudited, continued)

VALUE
TOTAL INVESTMENTS - 126.3% (Cost $530,992,650)	$536,873,432
OTHER LIABILITIES IN EXCESS OF ASSETS - (26.3)%	(111,803,064)
NET ASSETS - 100%	$425,070,368

(a)	Security fair valued using significant unobservable inputs. See Investment Valuation and Fair Value Measurements.
(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(c)	Non-income producing security.
(d)	American Depository Receipt
(e)	A portion of security is pledged as collateral for call options written.
(f)	Contingent Value Right

The following forward contracts were held as of June 30, 2020
Description	Counterparty	Settlement Date	Currency		Settlement Value (in USD)	Current Value	Unrealized Gain/(Loss)
Contracts Sold:
British Pound	Goldman Sachs Bank	07/31/20	11,793,339	GBP	$14,639,414	$14,615,902	$23,512
Danish Krone	Goldman Sachs Bank	07/31/20	47,021,882	DKK	7,083,609	7,093,710	(10,101)
Euro	Goldman Sachs Bank	07/31/20	11,686,116	EUR	13,124,479	13,137,592	(13,113)
Israeli Sheqel	Goldman Sachs Bank	07/31/20	4,457,647	ILS	1,297,175	1,287,774	9,401
Japanese Yen	Goldman Sachs Bank	07/31/20	1,203,463,586	JPY	11,230,320	11,149,756	80,564
Swiss Franc	Goldman Sachs Bank	07/31/20	16,552,450	CHF	17,463,227	17,485,379	(22,152)
						$64,770,113	$68,111

  The accompanying notes are an integral part of this schedule of investments.

Tekla World Healthcare Fund

NOTES TO SCHEDULE OF INVESTMENTS

June 30, 2020

(continued)

(unaudited)

Investment Valuation

Shares of publicly traded companies listed on national securities exchanges or trading in the over-the-counter market are typically valued at the last sale price, as of the close of trading, generally 4 p.m., Eastern Time. The Fund holds securities or other assets that are denominated in a foreign currency. The Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time) when valuing such assets. The Board of Trustees of the Fund (the Trustees) has established and approved fair valuation policies and procedures with respect to securities for which quoted prices may not be available or which do not reflect fair value. Convertible, corporate and government bonds are valued using a third-party pricing service. Convertible bonds are valued using this pricing service only on days when there is no sale reported. Puts and calls generally are valued at the close of regular trading on the securities or commodities exchange on which they are primarily traded. Options on securities generally are valued at their last sale price in the case of exchange traded options or, in the case of OTC-traded options, the average of the last sale price as obtained from two or more dealers unless there is only one dealer, in which case that dealer’s price is used. Forward foreign currency contracts are valued on the basis of the value of the underlying currencies at the prevailing forward exchange rates. Restricted securities of companies that are publicly traded are typically valued based on the closing market quote on the valuation date adjusted for the impact of the restriction as determined in good faith by Tekla Capital Management LLC (the Adviser) also using fair valuation policies and procedures approved by the Trustees described below. Short-term investments with a maturity of 60 days or less are generally valued at amortized cost, which approximates fair value.

Convertible preferred shares, warrants or convertible note interests in private companies, and other restricted securities, as well as shares of publicly traded companies for which market quotations are not readily available, such as stocks for which trading has been halted or for which there are no current day sales, or which do not reflect fair value, are typically valued in good faith, based upon the recommendations made by the Adviser pursuant to fair valuation policies and procedures approved by the Trustees.

The Adviser has a Valuation Sub-Committee comprised of senior management which reports to the Valuation Committee of the Board at least quarterly. Each fair value determination is based on a consideration of relevant factors, including both observable and unobservable inputs. Observable and unobservable inputs the Adviser considers may include (i) the existence of any contractual restrictions on the disposition of securities; (ii) information obtained from the company, which may include an analysis of the company’s financial statements products, intended markets or technologies; (iii) the price of the same or similar security negotiated at arm’s length in an issuer’s completed subsequent round of financing; (iv) the price and extent of public trading in similar securities of the issuer or of comparable companies; or (v) a probability and time value adjusted analysis of contractual terms. Where available and appropriate, multiple valuation methodologies are applied to confirm fair value. Significant unobservable inputs identified by the Adviser are often used in the fair value determination. A significant change in any of these inputs may result in a significant change in the fair value measurement. Due to the uncertainty inherent in the valuation process, such estimates of fair value may differ significantly from the values that would have been used had a ready market for the investments existed, and differences could be material. Additionally, changes in the market environment and other events that may occur over the life of the investments may cause the gains or losses ultimately realized on these investments to be different from the valuations used at the date of this schedule of investments.

Federal Income Tax Cost

At June 30, 2020, the cost of securities for Federal income tax purposes was $531,296,971. The net unrealized gain on securities held by the Fund was $5,576,461, including gross unrealized gain of $63,994,563 and gross unrealized loss of $58,418,102.

Forward Contracts

Forward contracts involve the purchase or sale of a specific quantity of a commodity, government security, foreign currency, or other asset at a specified price, with delivery and settlement at a specified future date. Because it is a completed contract, a purchase forward contract can be a cover for the sale of a futures contract. The Fund may enter into forward contracts for hedging purposes and non-hedging purposes (i.e., to increase returns). Forward contracts may be used by the Fund for hedging purposes to protect against uncertainty in the level of future foreign currency exchange rates, such as when the Fund anticipates purchasing or selling a foreign security. Forward contracts may also be used to attempt to protect the value of the Fund’s existing holdings of foreign securities. Forward contracts may also be used for non-hedging purposes to pursue the Fund’s investment objective. There is no requirement that the Fund hedge all or any portion of its exposure to foreign currency risks.

Fair Value Measurements

The Fund uses a three-tier hierarchy to prioritize the assumptions, referred to as inputs, used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels. Level 1 includes quoted prices in active markets for identical investments. Level 2 includes prices determined using other significant observable inputs (including quoted prices for similar investments, interest rates, credit risk, etc.). The independent pricing vendor may value bank loans and debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, and/or other methodologies designed to identify the market value for such securities and such securities are considered Level 2 in the fair value hierarchy. Level 3 includes prices determined using significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). These inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

For the period ended June 30, 2020, the total amount of two transfers between Level 3 and Level 1 was $1,288,706. One investment was transferred out of Level 3 due to an initial public offering and the value is being supported by the market price. The other investment was transferred into Level 3 due to the company filing for bankruptcy and the investment is now being fair valued at $0. There were no other transfers between levels.

The following is a summary of the levels used as of June 30, 2020 to value the Fund’s net assets.

Assets at Value	Level 1	Level 2	Level 3		Total
Convertible Notes
United States	$-	$-	$363,366		$363,366
Non-convertible Notes
France	-	3,056,567	-		3,056,567
Ireland	-	2,719,055	-		2,719,055
United Kingdom	-	5,620,985	-		5,620,985
United States	-	72,249,603	-		72,249,603
Convertible Preferred And Warrants
France	-	-	1,887,489		1,887,489
Switzerland	-	-	1,329,884		1,329,884
United States	-	-	2,898,102		2,898,102
Common Stocks And Warrants
Australia	4,353,727	-	-		4,353,727
Denmark	11,003,731	-	-		11,003,731
France	8,079,925	-	-		8,079,925
Germany	9,733,428	-	-		9,733,428
Ireland	15,103,450	-	-		15,103,450
Israel	1,743,228	-	-		1,743,228
Japan	22,754,537	-	-		22,754,537
Netherlands	3,655,179	-	-		3,655,179
Spain	864,084	-	-		864,084
Switzerland	38,825,053	-	-		38,825,053
United Kingdom	27,327,188	-	23,465		27,350,653
United States	285,802,080	-	0	*	285,802,080
Short-term Investment	-	17,682,000	-		17,682,000
Total	$429,245,610	$101,328,210	$6,502,306		$537,076,126
Other Financial Instruments
Assets
Forward Currency Contracts	-	$113,477	-		$113,477
Liabilities
Options Contracts Written	$(202,694)	-	-		(202,694)
Forward Currency Contracts	-	(45,366)	-		(45,366)
Total	$(202,694)	$68,111	$-		$(134,583)

* Represents security valued at zero.

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

Investments in Securities	Balance as of September 30, 2019	Net Realized gain (loss) and change in unrealized appreciation (depreciation)	Cost of purchases and conversions	Proceeds from sales and conversions	Net transfers into (out of) Level 3	Balance as of June 30, 2020
Convertible Notes
United States	$2,352,703	$(641,329)	$62,113	$(150,041)	$(1,260,080)	$363,366
Convertible
Preferred and Warrants
France	0	62,579	1,824,910	0	0	1,887,489
Switzerland	1,136,217	65,380	128,287	0	0	1,329,884
United States	3,445,633	(880,657)	432,596	(99,470)	0	2,898,102
Common Stocks
and Warrants
United Kingdom	1,136	22,329	0	0	0	23,465
United States	0	(28,707)	0	0	28,707	0
Total	$6,935,689	$(1,400,405)	$2,447,906	$(249,511)	$(1,231,373)	$6,502,306

Net change in unrealized appreciation (depreciation) from investments still held as of June 30, 2020 ($1,052,089)

The following is a quantitative disclosure about significant unobservable inputs used in the determination of the fair value of Level 3 assets.

	Fair Value at June 30, 2020	Valuation Technique	Unobservable Input	Range (Weighted Average)
Private Companies and Other Restricted Securities	$23,465	Income approach, Black-Scholes	Discount for lack of marketability	20.00% (20.00%)
	1,329,884	Probability weighted expected return model	Discount rate Price to sales multiple	41.37% (41.37%) 6.19x (6.19x)
	5,148,957	Market approach, recent transactions	(a)	N/A
$6,502,306

(a)  The valuation technique used as a basis to approximate fair value of these investments is based upon subsequent financing rounds.  There is no quantitative information to provide as these methods of measure are investment specific.

Private Companies and Other Restricted Securities

The Fund may invest in private companies and other restricted securities if these securities would currently comprise 10% or less of Managed Assets. The value of these securities represented 1% of the Fund’s Managed Assets at June 30, 2020.

At June 30, 2020, the Fund had commitments of $1,179,511 relating to additional investments in one private company.

The following table details the acquisition date, cost, carrying value per unit, and value of the Fund’s private companies and other restricted securities at June 30, 2020. The Fund on its own does not have the right to demand that such securities be registered.

Security (#)	Acquisition Date		Cost	Carrying Value per Unit		Value
Decipher Biosciences, Inc.
Series II Cvt. Pfd	03/29/19		$2,638,054	$2.17		$1,236,282
Series III Cvt. Pfd	03/29/19		596,948	2.17		1,229,051
Series IV Cvt. Pfd	05/14/20		95,048	2.17		95,048
Dynacure
Series C Cvt. Pfd	04/21/20		1,824,910	23.84		1,887,489
Series C Warrants (expiration 04/21/25)	04/21/20		0	0.00		0
IO Light Holdings, Inc. Series A2 Cvt. Pfd	04/30/20	†	336,881	3.85		337,514
Oculis SA, Series B2 Cvt. Pfd	01/16/19		1,274,011	8.79		1,329,884
Rainier Therapeutics, Inc.
Series A Cvt. Pfd	01/19/16, 10/24/16		850,737	0.00	††	131
Series B Cvt. Pfd	03/03/17		566,769	0.00	††	76
Cvt. Promissory Notes	01/30/19		214,967	0.00		0
Cvt. Promissory Notes	03/28/19		214,967	0.00		0
Cvt. Promissory Notes	07/16/19		247,791	117.30		290,642
Cvt. Promissory Notes	10/07/19		62,002	117.30		72,724
			$8,923,085			$6,478,841

(#)	See Schedule of Investments and corresponding footnotes for more information on each issuer.
†	Interest received as part of a corporate action for a previously owned security.
††	Carrying value per unit is greater than $0.00 but less than $0.01